Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Chemicals (67.3%)
	Linde plc	1,598,729	288,651
	DowDuPont Inc.	6,547,096	199,817
	Ecolab Inc.	752,606	138,547
	Air Products & Chemicals Inc.	635,790	129,440
	Dow Inc.	2,220,783	103,844
	Sherwin-Williams Co.	241,927	101,476
	PPG Industries Inc.	682,884	71,464
	LyondellBasell Industries NV Class A	861,424	63,961
	International Flavors & Fragrances Inc.	268,251	36,327
	Celanese Corp. Class A	371,520	35,268
	FMC Corp.	383,666	28,180
	Eastman Chemical Co.	406,379	26,382
	CF Industries Holdings Inc.	648,054	26,078
	Mosaic Co.	1,067,699	22,924
	RPM International Inc.	381,096	20,396
	Albemarle Corp.	308,047	19,499
*	Axalta Coating Systems Ltd.	610,426	14,351
	Ashland Global Holdings Inc.	181,270	13,572
	WR Grace & Co.	174,020	12,265
	Scotts Miracle-Gro Co.	120,463	10,785
	Huntsman Corp.	617,069	10,719
*	Ingevity Corp.	121,605	10,665
	Chemours Co.	488,502	10,303
	NewMarket Corp.	25,910	10,027
	Olin Corp.	485,931	9,529
	Valvoline Inc.	544,768	9,506
	Balchem Corp.	93,355	8,466
	Sensient Technologies Corp.	122,438	8,289
	Cabot Corp.	174,925	6,987
	Quaker Chemical Corp.	38,614	6,984
	Westlake Chemical Corp.	114,321	6,549
*	Element Solutions Inc.	674,651	6,382
	HB Fuller Co.	150,155	5,921
	PolyOne Corp.	229,269	5,762
	Innospec Inc.	71,016	5,732
	Minerals Technologies Inc.	104,072	5,410
	Stepan Co.	58,679	4,980
*	GCP Applied Technologies Inc.	189,360	4,954
	Trinseo SA	123,375	4,545
*	Ferro Corp.	235,583	3,190
*	Livent Corp.	437,637	2,766
	Tronox Holdings plc Class A	281,908	2,613
*	Kraton Corp.	100,753	2,465
	Chase Corp.	21,773	2,214
*	AdvanSix Inc.	86,438	2,107
*	PQ Group Holdings Inc.	120,874	1,831
*	Koppers Holdings Inc.	62,679	1,671
	Innophos Holdings Inc.	58,415	1,553
	Tredegar Corp.	79,753	1,243

	American Vanguard Corp.	84,112	1,117
	Hawkins Inc.	28,319	1,007
*	Intrepid Potash Inc.	309,837	979
	Kronos Worldwide Inc.	74,961	945
	FutureFuel Corp.	77,045	800
*	OMNOVA Solutions Inc.	137,254	778
*	Venator Materials plc	69,481	302
	Rayonier Advanced Materials Inc.	44,647	292
*,§ A Schulman Inc. CVR		108,962	47
			1,532,857
Construction Materials (4.6%)
	Vulcan Materials Co.	382,420	47,768
	Martin Marietta Materials Inc.	181,062	38,113
	Eagle Materials Inc.	134,137	11,544
*	Summit Materials Inc. Class A	333,460	4,662
*	US Concrete Inc.	47,497	2,212
	United States Lime & Minerals Inc.	6,570	536
*,^ Forterra Inc.		73,355	351
			105,186
Containers & Packaging (14.0%)
	Ball Corp.	919,455	56,445
	International Paper Co.	1,102,785	45,733
	Avery Dennison Corp.	243,108	25,298
	Packaging Corp. of America	274,050	24,413
	Westrock Co.	744,856	24,282
*	Crown Holdings Inc.	392,722	21,769
	AptarGroup Inc.	182,399	20,660
	Sealed Air Corp.	450,528	18,877
	Sonoco Products Co.	288,915	17,864
*	Berry Global Group Inc.	377,501	17,750
	Bemis Co. Inc.	263,894	15,398
	Graphic Packaging Holding Co.	860,335	11,184
	Owens-Illinois Inc.	447,429	7,159
	Silgan Holdings Inc.	223,761	6,487
	Greif Inc. Class A	77,432	2,744
	Myers Industries Inc.	92,101	1,558
			317,621
Metals & Mining (12.6%)
	Newmont Goldcorp Corp.	2,375,650	78,610
	Nucor Corp.	888,559	42,651
	Freeport-McMoRan Inc.	4,228,753	41,061
	Royal Gold Inc.	190,183	16,734
	Steel Dynamics Inc.	656,511	16,511
	Reliance Steel & Aluminum Co.	195,569	16,285
*	Alcoa Corp.	549,332	11,640
*	Allegheny Technologies Inc.	375,598	8,042
^	Cleveland-Cliffs Inc.	859,452	7,477
	Carpenter Technology Corp.	142,668	5,787
	United States Steel Corp.	488,506	5,774
	Compass Minerals International Inc.	100,916	5,148
	Commercial Metals Co.	357,236	4,769
	Kaiser Aluminum Corp.	48,687	4,339
	Worthington Industries Inc.	121,835	4,160
	Materion Corp.	58,678	3,547
	Warrior Met Coal Inc.	136,138	3,514
	Schnitzer Steel Industries Inc.	85,315	1,801

*	SunCoke Energy Inc.		216,895	1,592
	Hecla Mining Co.		1,049,912	1,375
*	Coeur Mining Inc.		429,205	1,219
	Haynes International Inc.		41,376	1,205
^	McEwen Mining Inc.		880,195	1,188
*,^ AK Steel Holding Corp.			542,583	933
*	TimkenSteel Corp.		92,758	660
*	Century Aluminum Co.		94,216	527
*	Ryerson Holding Corp.		57,282	442
				286,991
Paper & Forest Products (1.4%)
	Louisiana-Pacific Corp.		391,911	8,943
	Domtar Corp.		182,135	7,659
	Neenah Inc.		48,787	2,789
	Schweitzer-Mauduit International Inc.		88,649	2,774
	Boise Cascade Co.		113,847	2,527
	PH Glatfelter Co.		129,910	1,894
	Mercer International Inc.		123,014	1,763
*	Verso Corp.		100,463	1,730
	Resolute Forest Products Inc.		181,029	1,164
*	Clearwater Paper Corp.		54,465	877
				32,120
Total Common Stocks (Cost $2,665,228)				2,274,775
		Coupon
Temporary Cash Investment (0.3%)1
2,3 Vanguard Market Liquidity Fund (Cost
	$7,362)	2.527%	73,615	7,363
Total Investments (100.2%) (Cost $2,672,590)				2,282,138
Other Assets and Liabilities-Net (-0.2%)3				(4,637)
Net Assets (100%)				2,277,501
*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,293,000.
1	The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $2,953,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)1	($000)	($000)
International Flavors &
Fragrances Inc.	2/04/2020	GSI	3,390	(2.432%)	—	(7)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Materials Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,274,728	—	47
Temporary Cash Investments	7,363	—	—
Swap Contracts—Liabilities	—	(7)	—
Total	2,282,091	(7)	47